Accrued Expenses (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued payroll and bonus	$ 10.5	$ 12.4
Other accrued expenses	78.6	63.6
Total	$ 89.1	$ 76.0